                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ----------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Investors, Inc. *
         --------------------------------------------
Address:  Two Copley Place
          ---------------------------------------------------
          Boston, MA  02116
          --------------------------------------------------

Form 13F File Number:   28-
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michele May
         -------------------------------------------------
Title:   Vice President
         -------------------------------------------------
Phone:   (617) 572-3000
         -------------------------------------------------

Signature, Place, and Date of Signing:
          /s/ Michele May                            Boston, MA         11/15/99
         ------------------------------------        ----------         --------
*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                           -----------

Form 13F Information Table Entry Total:        76
                                           -----------

Form 13F Information Table Value Total:    $ 952,531
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                  Name

       1    28-                   Brookside Capital Partners Fund, L.P.
----------     -----------------  -------------------------------------

       2    28-                   Brookside Capital Investors, L.P.
----------     -----------------  -------------------------------------

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Brookside Capital Partners Fund, L.P.

                  Form 13F Information Table as of 9/30/1999

           Column 1                 Column 2      Column 3      Column 4     Column 5    Column 6    Column 7        Column 8
                                                                Shares or     Value      Investment   Other       Voting Authority
Name of Issuer                   Title of Class   Cusip         Prn Amount    (x$1000)   Discretion   Managers  Sole  Shared   None
24/7 Media Inc                        COM         901314104      11,000 SH   $    413       SOLE                 X
Advanced Neuromodulation System       COM         00757T101     681,100 SH   $  5,619       SOLE                 X
Alkermes Inc                          COM         01642T108      25,000 SH   $    717       SOLE                 X
Altera Corp.                          COM         021441100      37,000 SH   $  1,605       SOLE                 X
Amerco Inc.                           COM         023586100     786,600 SH   $ 22,467       SOLE                 X
Antec Corp.                           COM         03664P105     278,600 SH   $ 14,801       SOLE                 X
Applied Power Inc.                    CL A        038225108   1,323,200 SH   $ 40,192       SOLE                 X
Art Technology Group Inc              COM         04289L107      50,500 SH   $  1,922       SOLE                 X
Aspect Development Inc.               COM         045234101     383,800 SH   $  9,715       SOLE                 X
Baan Co NV                            COM         N08044104     561,200 SH   $  8,137       SOLE                 X
Bally Total Fitness Holding           COM         05873K108   1,182,900 SH   $ 36,152       SOLE                 X
BEA Systems Inc.                      COM         073325102   1,401,800 SH   $ 49,501       SOLE                 X
Bj's Wholesale Club Inc.              COM         05548J106     415,100 SH   $ 12,271       SOLE                 X
Blockbuster Inc                       CL A        93679108      200,000 SH   $  2,550       SOLE                 X
Bluestone Software Inc                COM         09623P102      75,000 SH   $  1,734       SOLE                 X
Broadbase Software Inc                COM         11130R100     100,500 SH   $  1,602       SOLE                 X
Cheap Tickets Inc                     COM         162672109     185,100 SH   $  5,993       SOLE                 X
CheckFree Holdings Corp               COM         162816102      99,700 SH   $  4,100       SOLE                 X
Chemdex Corp                          COM         163595101      25,000 SH   $    770       SOLE                 X
Clarify Inc.                          COM         180492100     859,500 SH   $ 43,244       SOLE                 X
Com21 Inc.                            COM         205937105     399,800 SH   $  5,197       SOLE                 X
CompuCredit                           COM         20478N100     216,500 SH   $  4,019       SOLE                 X
Cyberonics                            COM         23251P102     100,000 SH   $  1,788       SOLE                 X
Dataware Technologies Inc.            COM         237920103     540,000 SH   $  1,316       SOLE                 X
Dollar Tree Stores Inc.               COM         256747106     192,500 SH   $  7,688       SOLE                 X
Doncasters Plc                   SPONSORED ADR    257692103     523,600 SH   $  6,283       SOLE                 X
Doubleclick Inc.                      COM         258609304     375,000 SH   $ 44,672       SOLE                 X
Elan Corp. Plc                        COM         284131208     825,000 SH   $ 27,689       SOLE                 X
Encore Wire Corp.                     COM         292562105   1,000,000 SH   $  9,063       SOLE                 X
Epix Medical Inc.                     COM         26881Q101     369,600 SH   $  2,633       SOLE                 X
ESPS Inc                              COM         269129102     202,500 SH   $  1,734       SOLE                 X
eToys Inc                             COM         297862104     129,900 SH   $  8,647       SOLE                 X
Flextronics International             ORD         Y2573F102     399,800 SH   $ 23,263       SOLE                 X
Geltex Pharmaceuticals Inc.           COM         368538104      11,000 SH   $    122       SOLE                 X
Global-Tech Appliances Inc.           COM         G39320109   1,053,000 SH   $  5,462       SOLE                 X
Goldman Sachs Group Inc.              COM         38141G104       5,000 SH   $    305       SOLE                 X
Gtech Holdings Corp.                  COM         400518106     165,000 SH   $  3,537       SOLE                 X
Hewlett Packard Co                    COM         428236103      35,000 SH   $  3,185       SOLE                 X
Hollywood Entertainment Corp.         COM         436141105   1,899,300 SH   $ 28,490       SOLE                 X
Interactive Intelligence Inc          COM         45839M103      62,000 SH   $  1,426       SOLE                 X
Ispat International NV           NY REG SH CL A   464899103   2,000,000 SH   $ 20,875       SOLE                 X
King Pharmaceuticals Inc              COM         495582108      25,000 SH   $    875       SOLE                 X
Micro Therapeutics Inc.               COM         59500W100     240,000 SH   $  2,760       SOLE                 X
Morgan Stanley Dean Witter & Co       COM         617446448     195,000 SH   $ 17,392       SOLE                 X
Omnicare Inc.                         COM         681904108     841,500 SH   $  8,099       SOLE                 X
Open Market Inc                       COM         68370M100   1,184,700 SH   $ 15,549       SOLE                 X
Parexel International Corp.           COM         699462107     368,900 SH   $  3,366       SOLE                 X
Pentair Inc                           COM         709631105      77,800 SH   $  3,122       SOLE                 X
Pericom Semiconductor Corp            COM         713831105     697,500 SH   $ 10,375       SOLE                 X
Providian Financial Corp              COM         74406A102     225,500 SH   $ 17,857       SOLE                 X
PSS World Medical Inc.                COM         69366A100   3,211,900 SH   $ 28,706       SOLE                 X
Rambus Inc                            COM         750917106      85,000 SH   $  5,631       SOLE                 X
Red Hat Inc                           COM         756577102      25,000 SH   $  2,400       SOLE                 X
Reinsurance Group of America          COM         759351109     168,414 SH   $  4,326       SOLE                 X
Ryerson Tull Inc.                     COM         78375P107     391,958 SH   $  9,064       SOLE                 X
SCM Microsystems Inc.                 COM         784018103     238,400 SH   $ 10,832       SOLE                 X
Scotts Company (The)                  CL A        810186106     588,600 SH   $ 20,380       SOLE                 X
Silgan Holdings Inc.                  COM         827048109   1,135,150 SH   $ 22,703       SOLE                 X
SilverStream Software Inc             COM         827907106      57,300 SH   $  1,783       SOLE                 X
Sipex Corp.                           COM         829909100     251,300 SH   $  3,597       SOLE                 X
Smith-Gardner Associates Inc          COM         832059109     458,000 SH   $  3,578       SOLE                 X
Snyder Communications Inc             COM         832914105   1,881,300 SH   $ 28,572       SOLE                 X
SportsLine USA Inc                    COM         849934105      97,300 SH   $  2,876       SOLE                 X
Stage Stores Inc.                     COM         85254C107   2,259,800 SH   $ 13,983       SOLE                 X
Steel Dynamics Inc.                   COM         858119100   1,845,000 SH   $ 28,943       SOLE                 X
Tech Data Corp.                       COM         878237106     796,600 SH   $ 18,546       SOLE                 X
Technology Solutions Co.              COM         87872T108   3,655,000 SH   $ 51,627       SOLE                 X
Tekelec                               COM         879101103   1,740,000 SH   $ 24,034       SOLE                 X
Ticketmaster Online-CitySearch        COM         88633P203     760,000 SH   $ 18,383       SOLE                 X
TJX Companies Inc.                    COM         872540109   1,113,500 SH   $ 31,248       SOLE                 X
Trans World Entertainment             COM         89336Q100     463,900 SH   $  5,886       SOLE                 X
True North Communications             COM         897844106     899,800 SH   $ 32,730       SOLE                 X
TSI International Software Ltd.       COM         872879101     351,900 SH   $  9,545       SOLE                 X
UnumProvident Corp                    COM         91529Y106     260,000 SH   $  7,654       SOLE                 X
Vestcom International Inc.            COM         924904105   1,150,700 SH   $  3,021       SOLE                 X
Wells Fargo Company                   COM         949746101     307,600 SH   $ 12,189       SOLE                 X

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